Short Term Loans (Details Textual)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) ThirPartyIndividual ThirdPartyCompany SecuredLoan UnSecuredLoan	Dec. 31, 2014 USD ($) ThirPartyIndividual ThirdPartyCompany
Short Term Loans (Textual)
Short-term loans borrowed		$ 2,172,163	$ 1,722,622
Short-term loans repaid		2,171,291	1,722,622
Secured short-term loan		$ 965,018
Secured loan monthly interest percentage		1.67%
Net carrying value of the fixed assets of Taiying pledged for the loan amount		$ 2,493,055
Interest expenses	$ 50,383	$ 278,363	$ 552,894
Number of third party individuals | ThirPartyIndividual		1	2
Number of third party companies | ThirdPartyCompany		3	3
Number of secured loans | SecuredLoan		1
Number of unsecured loans | UnSecuredLoan		3
Maximum [Member]
Short Term Loans (Textual)
Short-term bank loans annual interest percentage	6.50%
Minimum [Member]
Short Term Loans (Textual)
Short-term bank loans annual interest percentage	6.40%
Unsecured loan [Member] | Maximum [Member]
Short Term Loans (Textual)
Short-term bank loans annual interest percentage		10.00%
Unsecured loan [Member] | Minimum [Member]
Short Term Loans (Textual)
Short-term bank loans annual interest percentage		0.00%